Note 11 - Income Taxes	3 Months Ended
Feb. 28, 2014
Income Tax Disclosure [Abstract]
Income Tax Disclosure [Text Block]
11.	Income taxes

The Company has had no taxable income under the Federal and Provincial tax laws of Canada for the three months ended February 28, 2014 and February 28, 2013. The Company has non-capital loss carry-forwards at February 28, 2014, totaling $22,960,789 in Canada and $81,084 in United States federal income tax losses that must be offset against future taxable income. If not utilized, the loss carry-forwards will expire between 2015 - 2032.

For the three months ended February 28, 2014, the Company had a cumulative carry-forward pool of Canadian Federal Scientific Research & Experimental Development expenditures in the amount of $1,839,149 which can be carried forward indefinitely.

At February 28, 2014, the Company had approximately $400,000 of Ontario harmonization credits, which will expire on the November 30, 2014 taxation year. These credits are subject to a full valuation allowance as they are not more likely than not to be realized. These losses and credits are subject to a full valuation allowance as they are not more likely than not to be realized.

At February 28, 2014, the Company had approximately $529,648 of unclaimed Canadian investment tax credits which expire from 2024 to 2032.